[redacted]

11000592

CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

13FCON P
5/16/2011

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

RECEIVED
AUG 13 2010
OFFICE OF THE SECRETARY

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

(signature)	**NY , NY**	**08/11/10**
[Signature]	[City, State]	[Date]

Report Type {Check only one.) :

[**X**] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

[illegible]

Form 13 F SUMMARY PAGE

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Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____11____

Form 13 F Information Table Value Total: ____$702,295
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 06/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority		
									Sole	Shared	None
Airgas Inc.	CS	009363102	94,262	1,515,468	SH		SOLE		1,515,468		
Alcon Inc.	CS	H01301102	210,582	1,421,028	SH		SOLE		1,421,028		
Apache Corp	CS	037411105	11,053	131,281	SH		SOLE		131,281		
Mariner Energy Inc	CS	56845T305	52,800	2,458,100	SH		SOLE		2,458,100		
Smith International Inc	CS	832110100	239,749	6,367,833	SH		SOLE		6,367,833		
			608,446								

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2010

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 06/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Coca-Cola Enterprises Inc.	CS	191219104	26,073	1,008,240	SH		SOLE		1,008,240		
Gerdau Ameristeel Corp	CS	37373P105	8,175	750,000	SH		SOLE		750,000		
Psychiatric Solutions Inc	CS	74439H108	42,375	1,295,461	SH		SOLE		1,295,461		
			76,623								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2011

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 06/30/2010
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
Casey's General Stores Inc	CS	147528103	4,002	114,630	SH		SOLE		114,630		
Dollar Thrifty Automotive Group	CS	256743105	5,326	125,000	SH		SOLE		125,000		
Talecris Biotherapeutics Holdings	CS	874227101	7,898	375,000	SH		SOLE		375,000		
			17,226								

13FCON

CONFIDENTIAL TREATMENT REQUESTED UNTIL MAY 15, 2011